Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 7,129	$ 150
Accounts receivable, net	34	19
Prepayments	23,175	0
Other current assets, net	24,076	24,989
Amount due from related parties	$ 213	$ 191
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Current assets of discontinued operations	$ 0	$ 4,566
Total current assets	54,627	29,915
OTHER ASSETS
Property and equipment, net	14,000	10,239
Intangible assets, net	82	0
Long-term investments, net	27,656	32,018
Right-of-use assets	0	2
Total non-current assets	41,738	42,259
Total assets	96,365	72,174
CURRENT LIABILITIES
Accounts payable	11,427	11,601
Accrued expenses and other current payables	13,115	10,553
Deferred revenue	7,217	7,292
Consideration received from buyer	27,521	28,169
Payable for earnout commitment	20,992	21,487
Amounts due to related parties	0	2,266
Taxes payable	1,206	1,495
Lease liabilities, current	0	6
Current liabilities of discontinued operations	0	1,550
Total current liabilities	81,477	84,419
OTHER LIABILITIES
Amounts due to related parties, non-current	$ 3,611	$ 8,842
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total non-current liabilities	$ 3,611	$ 8,842
Total liabilities	85,089	93,261
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares ($0.04 par value; 900,000,000 shares authorized; 4,525,643 and 15,639,877 shares issued as of December 31, 2023 and June 30, 2024, respectively; 4,474,836 and 14,307,830 shares outstanding as of December 31, 2023 and June 30, 2024, respectively)	572	181
Additional paid-in capital	312,892	298,750
Treasury shares (24,818 and 1,332,047 shares as of December 31, 2023 and June 30, 2024)	(2,666)	(1,148)
Deferred share compensation	(1,147)	0
Accumulated deficits	(298,918)	(318,813)
Accumulated other comprehensive income	33,476	32,879
Total AirNet Technology Inc. shareholders' equity	44,209	11,849
NON-CONTROLLING INTERESTS	(32,933)	(32,936)
Total (deficit) equity	11,276	(21,087)
Total liabilities and shareholders' equity	$ 96,365	$ 72,174